Equity Incentive Plan (Details) - USD ($) $ / shares in Thousands		12 Months Ended
	Oct. 15, 2020	Dec. 31, 2020	Apr. 15, 2019
Equity Incentive Plan (Details) [Line Items]
Fair market value		100.00%	85.00%
Options granted generally vest over period		10 years
Fair value of performance shares vested (in Dollars)		$ 2,470,000
Fair value of restricted shares vested (in Dollars per share)		$ 100
Grand restricted share of common stock, description		Plan, an executive of the Company was granted restricted stock of 300,000 shares of the Company’s common stock (included within the restricted stock grants described above), to be vested 60,000 shares on each anniversary of the closing of the Transaction, provided certain target share prices are met, and conditioned on his continued employment with the Company. If the applicable target share price is not met, the 60,000 shares eligible for vesting will carry over and will be eligible for vesting in the full amount in the following vesting period.
Minimum [Member]
Equity Incentive Plan (Details) [Line Items]
Options granted generally vest over period		3 years
Maximum [Member]
Equity Incentive Plan (Details) [Line Items]
Options granted generally vest over period		5 years
Executive [Member]
Equity Incentive Plan (Details) [Line Items]
Common shares (in Shares)	5,200,000
Stock Options [Member]
Equity Incentive Plan (Details) [Line Items]
Fair market value		100.00%
Compensation costs (in Dollars)		$ 5,650,000
Grant life term		3 years
Stock Options [Member] | Minimum [Member]
Equity Incentive Plan (Details) [Line Items]
Grant life term		3 years
Stock Options [Member] | Maximum [Member]
Equity Incentive Plan (Details) [Line Items]
Options granted generally vest over period		10 years
Grant life term		5 years
Restricted Stock [Member]
Equity Incentive Plan (Details) [Line Items]
Compensation costs (in Dollars)		$ 9,640,000
Restricted Stock Units (RSUs) [Member]
Equity Incentive Plan (Details) [Line Items]
Weighted average period term		4 years
Nonemployee Director [Member]
Equity Incentive Plan (Details) [Line Items]
Exceeding total value (in Dollars)	$ 100,000
Sharebased compensation expense (in Dollars)		$ 2,470,000
Non-Employee [Member]
Equity Incentive Plan (Details) [Line Items]
Fair value of restricted shares vested (in Dollars per share)		$ 800